Other commitments, contingent liabilities and contingent assets (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Wells	Jun. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 5,205,000,000
Trade, other payables and provisions		10,450,000,000		$ 8,335,000,000	$ 8,369,000,000
Wells committed to drill [member]
Disclosure of other provisions and other liabilities [line items]
Contractual commitments		$ 663,000,000
Number of wells, committed to drill | Wells		38
Average ownership interest in wells committed to drill		44.00%
Various long term agreements [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax		$ 3,009,000,000
Various long term agreements [Member] | Maximum [member]
Disclosure of other provisions and other liabilities [line items]
Contract Term		2044
Long-term charter agreement with Teekay [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax		$ 300,000,000
Agbami redetermination [member]
Disclosure of other provisions and other liabilities [line items]
Trade, other payables and provisions		853,000,000
Guarantees [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		1,200,000,000
Gas price review clauses [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure			$ 1,300,000,000
Tax contingent liability [member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		180,000,000				$ 500,000,000
Provisions, net of tax		0
Federal Government of Nigeria disputes [Member]
Disclosure of other provisions and other liabilities [line items]
Provisions, net of tax		0
Contract for the drilling rig COSL Innovator [Member]
Disclosure of other provisions and other liabilities [line items]
Effect of dispute resolution recongised in income	$ 57,500,000
Dispute with Brazilian tax authorities [Member] | Portion of Peregrino field, divestiture [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 0
Proportion of ownership interest divested		40.00%
ICMS indirect tax [Member]
Disclosure of other provisions and other liabilities [line items]
Estimated exposure		$ 700,000,000
Indirect tax rate		20.00%